Assets Charged as Security for Liabilities and Collateral Accepted as Security for Assets - Financial Assets Charged as Security Under On-Balance Sheet and Off-Balance (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	£ 4,786	£ 3,541
On-Balance Sheet [member]
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	63,025	61,755
On-Balance Sheet [member] | Cash and Balances at Central Banks [member]
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	1,080	1,080
On-Balance Sheet [member] | Loans and advances to banks [member]
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	403	218
On-Balance Sheet [member] | Loans and Advances to Customers [member] | Securitisations and Covered Bonds [member]
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	36,225	35,694
On-Balance Sheet [member] | Loans and Advances to Customers [member] | Other [member]
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	16,282	15,175
On-Balance Sheet [member] | Other financial assets at amortised cost [member]
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	3,026	3,763
On-Balance Sheet [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	6,009	5,825
Off-Balance Sheet [member]
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	£ 15,098	£ 15,220